Exhibit 1

BBCMS Trust 2015-SRCH

Commercial Mortgage Pass-Through Certificates, Series 2015-SRCH

Report To:

Barclays Capital Inc.

Barclays Commercial Mortgage Securities LLC

Academy Securities, Inc.

17 November 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Capital Inc. Barclays Commercial Mortgage Securities LLC 745 Seventh Avenue New York, New York 10019 Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172
Re: BBCMS Trust 2015-SRCH Commercial Mortgage Pass-Through Certificates, Series 2015-SRCH (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to the Trust Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

17 November 2015

Attachment A Page 1 of 13

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BBCMS Trust 2015-SRCH (the “Issuing Entity”) which will be established by the Depositor,
b.	The Issuing Entity will consist primarily of the senior promissory note (the “Trust Note”) issued by MP 521 LLC (the “Borrower”), evidencing the senior portion of an eleven year and eight month fixed-rate mortgage loan (the “Trust Loan”),
c.	The Trust Loan has one or more subordinate companion notes (collectively, the “Companion Loan,” and together with the Trust Loan, the “Whole Loan”) that will not be assets of the Issuing Entity,
d.	The Whole Loan is secured by, among other things, a first lien deed of trust on the Borrower’s fee interest in three newly constructed office buildings known as Moffett Place, an office campus located in Sunnyvale, California (the “Property”) and
e.	The Whole Loan has a related mezzanine loan (the “Mezzanine Loan”) which is not an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Whole Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Whole Loan.”

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Whole Loan, Trust Loan, Companion Loan, Mezzanine Loan, Property and Total Debt associated with the Whole Loan as of 6 December 2015 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that we were instructed by the Depositor to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 13

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files), that the Depositor indicated contains information on the Whole Loan, Trust Loan, Companion Loan, Mezzanine Loan, Property and Total Debt associated with the Whole Loan as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Whole Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Whole Loan, both as shown on the Final Data File, we recalculated the “Original Term” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown on the loan agreement Source Document,

of the Whole Loan, we recalculated the “Original IO Term” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Whole Loan Balance ($),
b.	Whole Loan Note Rate and
c.	Amortizing Whole Loan Monthly Debt Service ($)

of the Whole Loan, all as shown on the Final Data File, we recalculated the “Original Amort. Term” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 13

8.	Using the:
a.	Seasoning,
b.	Original Term,
c.	Original IO Term and
d.	Original Amort. Term

of the Whole Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.          Remaining Term,

ii.         Remaining IO Term and

iii.        Remaining Amort. Term

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Trust Loan Balance ($),
b.	Trust Loan Note Rate and
c.	Accrual Type

of the Trust Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 9., we recalculated the:

i.	Trust Loan Monthly Debt Service ($) and
ii.	Trust Loan Annual Debt Service ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Monthly Debt Service ($)” of the Trust Loan as 1/12th of the product of:

i.	The “Original Trust Loan Balance ($),” as shown on the Final Data File,
ii.	The “Trust Loan Note Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Annual Debt Service ($)” of the Trust Loan as the product of:

i.	The “Original Trust Loan Balance ($),” as shown on the Final Data File,
ii.	The “Trust Loan Note Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Loan Monthly Debt Service ($)” and “Trust Loan Annual Debt Service ($)” characteristics:

a.	Based on the monthly debt service and annual debt service (as applicable) that will be in place during the “Original IO Term” and
b.	Without regard to any adjustments for a leap year.

10.	Using the “Amortizing Trust Loan Monthly Debt Service ($)” of the Trust Loan, as shown on the Final Data File, we recalculated the “Amortizing Trust Loan Annual Debt Service ($)” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 13

10. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Amortizing Trust Loan Annual Debt Service ($)” as twelve (12) times the “Amortizing Trust Loan Monthly Debt Service ($),” as shown on the Final Data File.

11.	Using the:
a.	Original Subordinate Mortgage Debt Balance ($),
b.	Subordinate Mortgage Debt Note Rate and
c.	Accrual Type

of the Companion Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 11., we recalculated the:

i.	Subordinate Mortgage Debt Monthly Debt Service ($) and
ii.	Subordinate Mortgage Debt Annual Debt Service ($)

of the Companion Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Mortgage Debt Monthly Debt Service ($)” of the Companion Loan as 1/12th of the product of:

i.	The “Original Subordinate Mortgage Debt Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Mortgage Debt Note Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Mortgage Debt Annual Debt Service ($)” of the Companion Loan as the product of:

i.	The “Original Subordinate Mortgage Debt Balance ($),” as shown on the Final Data File,
ii.	The “Subordinate Mortgage Debt Note Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Mortgage Debt Monthly Debt Service ($)” and “Subordinate Mortgage Debt Annual Debt Service ($)” characteristics:

a.	Based on the monthly debt service and annual debt service (as applicable) that will be in place during the “Original IO Term” and
b.	Without regard to any adjustments for a leap year.

12.	Using the “Amortizing Subordinate Mortgage Debt Monthly Debt Service ($)” of the Companion Loan, as shown on the Final Data File, we recalculated the “Amortizing Subordinate Mortgage Debt Annual Debt Service ($)” of the Companion Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 13

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Amortizing Subordinate Mortgage Debt Annual Debt Service ($)” as twelve (12) times the “Amortizing Subordinate Mortgage Debt Monthly Debt Service ($),” as shown on the Final Data File.

13.	Using the:

a.	Original Whole Loan Balance ($),
b.	Whole Loan Note Rate and
c.	Accrual Type

of the Whole Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 13., we recalculated the:

i.	Whole Loan Monthly Debt Service ($) and

ii.	Whole Loan Annual Debt Service ($)

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” of the Whole Loan as 1/12th of the product of:

i.	The “Original Whole Loan Balance ($),” as shown on the Final Data File,

ii.	The “Whole Loan Note Rate,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service ($)” of the Whole Loan as the product of:

i.	The “Original Whole Loan Balance ($),” as shown on the Final Data File,

ii.	The “Whole Loan Note Rate,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service ($)” and “Whole Loan Annual Debt Service ($)” characteristics:

a.	Based on the monthly debt service and annual debt service (as applicable) that will be in place during the “Original IO Term” and

b.	Without regard to any adjustments for a leap year.

14.	Using the “Amortizing Whole Loan Monthly Debt Service ($)” of the Whole Loan, as shown on the Final Data File, we recalculated the “Amortizing Whole Loan Annual Debt Service ($)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Amortizing Whole Loan Annual Debt Service ($)” as twelve (12) times the “Amortizing Whole Loan Monthly Debt Service ($),” as shown on the Final Data File.

Attachment A Page 6 of 13

15.	Using the:

a.	Original Trust Loan Balance ($),

b.	Accrual Type,

c.	Seasoning,

d.	Original IO Term,

e.	First Payment Date,

f.	Maturity Date,

g.	Trust Loan Note Rate and

h.	Amortizing Trust Loan Monthly Debt Service ($)

of the Trust Loan, all as shown on the Final Data File, we recalculated the principal balance of the Trust Loan as of the Cut-off Date (the “Cut-off Trust Loan Balance ($)”) and as of the “Maturity Date” of the Trust Loan (the “Maturity Trust Loan Balance ($)”), assuming all scheduled payments of principal and/or interest on the Trust Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

16.	Using the:

a.	Original Subordinate Mortgage Debt Balance ($),

b.	Accrual Type,

c.	Seasoning,

d.	Original IO Term,

e.	First Payment Date,

f.	Maturity Date,

g.	Subordinate Mortgage Debt Note Rate and

h.	Amortizing Subordinate Mortgage Debt Monthly Debt Service ($)

of the Companion Loan, all as shown on the Final Data File, we recalculated the principal balance of the Companion Loan as of the Cut-off Date (the “Cut-off Subordinate Mortgage Debt Balance ($)”) and as of the “Maturity Date” of the Companion Loan (the “Maturity Subordinate Mortgage Debt Balance ($)”), assuming all scheduled payments of principal and/or interest on the Companion Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

Attachment A Page 7 of 13

17.	Using the:

a.	Original Whole Loan Balance ($),

b.	Accrual Type,

c.	Seasoning,

d.	Original IO Term,

e.	First Payment Date,

f.	Maturity Date,

g.	Whole Loan Note Rate and

h.	Amortizing Whole Loan Monthly Debt Service ($)

of the Whole Loan, all as shown on the Final Data File, we recalculated the principal balance of the Whole Loan as of the Cut-off Date (the “Cut-off Whole Loan Balance ($)”) and as of the “Maturity Date” of the Whole Loan (the “Maturity Whole Loan Balance ($)”), assuming all scheduled payments of principal and/or interest on the Whole Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to ignore differences of $1 or less.

18.	With respect to the Mezzanine Loan, the mezzanine loan agreement Source Document indicates that the Mezzanine Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to use the “Original Subordinate Debt Balance ($),” as shown on the Final Data File, as:

a.	The principal balance of the Mezzanine Loan as of the Cut-off Date (the “Cut-off Subordinate Debt Balance ($)”) and

b.	The principal balance of the Mezzanine Loan as of the maturity date of the Mezzanine Loan, as shown on the mezzanine loan agreement Source Document (the “Maturity Subordinate Debt Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:

a.	Cut-off Trust Loan Balance ($) and

b.	As Is Appraised Value ($)

of the Trust Loan and Property, respectively, both as shown on the Final Data File, we recalculated the “Cutoff Trust Loan Balance PSF” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:

a.	As Is Appraised Value ($) and

b.	Total Square Feet

of the Property, both as shown on the Final Data File, we recalculated the “As Is Appraised Value ($) PSF” of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 13

21.	Using the:

a.	Original Subordinate Debt Balance ($) and

b.	Subordinate Debt Note Rate

of the Mezzanine Loan, both as shown on the Final Data File, the interest accrual type of the Mezzanine Loan, as shown on the mezzanine loan agreement Source Document and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 21., we recalculated the:

i.	Subordinate Debt Monthly Debt Service ($) and

ii.	Subordinate Debt Annual Debt Service ($)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Debt Monthly Debt Service ($)” of the Mezzanine Loan as 1/12th of the product of:

i.	The “Original Subordinate Debt Balance ($),” as shown on the Final Data File,

ii.	The “Subordinate Debt Note Rate,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Debt Annual Debt Service ($)” of the Mezzanine Loan as the product of:

i.	The “Original Subordinate Debt Balance ($),” as shown on the Final Data File,

ii.	The “Subordinate Debt Note Rate,” as shown on the Final Data File, and

iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Subordinate Debt Monthly Debt Service ($)” and “Subordinate Debt Annual Debt Service ($)” characteristics without regard to any adjustments for a leap year.

For the Mezzanine Loan, which is interest-only for its entire term (as described in Item 18. above), the Depositor instructed us to use the “Subordinate Debt Monthly Debt Service ($)” and “Subordinate Debt Annual Debt Service ($)” of the Mezzanine Loan, both as shown on the Final Data File, for the “Amortizing Subordinate Debt Monthly Debt Service ($)” and “Amortizing Subordinate Debt Annual Debt Service ($)” characteristics, respectively. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 13

22.	Using the:

a.	Original Whole Loan Balance ($),

b.	Original Subordinate Debt Balance ($),

c.	Cut-off Whole Loan Balance ($),

d.	Cut-off Subordinate Debt Balance ($),

e.	Maturity Whole Loan Balance ($),

f.	Maturity Subordinate Debt Balance ($),

g.	Whole Loan Note Rate and

h.	Subordinate Debt Note Rate

of the Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Total Debt Balance ($),

ii.	Cut-off Total Debt Balance ($),

iii.	Maturity Total Debt Balance ($) and

iv.	Total Debt Note Rate

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

23.	Using the:

a.	Whole Loan Monthly Debt Service ($),

b.	Subordinate Debt Monthly Debt Service ($),

c.	Whole Loan Annual Debt Service ($) and

d.	Subordinate Debt Annual Debt Service ($)

of the Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Monthly Debt Service ($) and

ii.	Total Debt Annual Debt Service ($)

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	Using the:

a.          Amortizing Whole Loan Monthly Debt Service ($),

b.	Amortizing Subordinate Debt Monthly Debt Service ($),

c.	Amortizing Whole Loan Annual Debt Service ($) and

d.	Amortizing Subordinate Debt Annual Debt Service ($)

of the Whole Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.          Amortizing Total Debt Monthly Debt Service ($) and

ii.	Amortizing Total Debt Annual Debt Service ($)

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 10 of 13

25.	Using the:

a.	Cut-off Trust Loan Balance ($),

b.	Maturity Trust Loan Balance ($),

c.	Trust Loan Annual Debt Service ($),

d.	Amortizing Trust Loan Annual Debt Service ($),

e.	As Is Appraised Value ($),

f.	UW NOI ($) and

g.	UW NCF ($)

of the Trust Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Trust Loan Cut-off Date LTV %,

ii.	Trust Loan Maturity Date LTV %,

iii.	Trust Loan UW NOI DSCR,

iv.	Trust Loan UW NCF DSCR,

v.	Amortizing Trust Loan UW NOI DSCR,

vi.	Amortizing Trust Loan UW NCF DSCR,

vii.	Trust Loan UW NOI Debt Yield % and

viii.	Trust Loan UW NCF Debt Yield %

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Use the “Trust Loan Annual Debt Service ($)” to recalculate the “Trust Loan UW NOI DSCR” and “Trust Loan UW NCF DSCR” characteristics,

b.	Use the “Amortizing Trust Loan Annual Debt Service ($)” to recalculate the “Amortizing Trust Loan UW NOI DSCR” and “Amortizing Trust Loan UW NCF DSCR” characteristics,

c.	Round the “Trust Loan Cut-off Date LTV %,” “Trust Loan Maturity Date LTV %,” “Trust Loan UW NOI Debt Yield %” and “Trust Loan UW NCF Debt Yield %” to the nearest 1/10th of one percent and

d.	Round the “Trust Loan UW NOI DSCR,” “Trust Loan UW NCF DSCR,” “Amortizing Trust Loan UW NOI DSCR” and “Amortizing Trust Loan UW NCF DSCR” to two decimal places.

Attachment A Page 11 of 13

26.	Using the:

a.	Cut-off Whole Loan Balance ($),

b.	Maturity Whole Loan Balance ($),

c.	Whole Loan Annual Debt Service ($),

d.	Amortizing Whole Loan Annual Debt Service ($),

e.	As Is Appraised Value ($),

f.	UW NOI ($) and

g.	UW NCF ($)

of the Whole Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan Cut-off Date LTV %,

ii.	Whole Loan Maturity Date LTV %,

iii.	Whole Loan UW NOI DSCR,

iv.	Whole Loan UW NCF DSCR,

v.	Amortizing Whole Loan UW NOI DSCR,

vi.	Amortizing Whole Loan UW NCF DSCR,

vii.	Whole Loan UW NOI Debt Yield % and

viii.	Whole Loan UW NCF Debt Yield %

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Use the “Whole Loan Annual Debt Service ($)” to recalculate the “Whole Loan UW NOI DSCR” and “Whole Loan UW NCF DSCR” characteristics,

b.	Use the “Amortizing Whole Loan Annual Debt Service ($)” to recalculate the “Amortizing Whole Loan UW NOI DSCR” and “Amortizing Whole Loan UW NCF DSCR” characteristics,

c.	Round the “Whole Loan Cut-off Date LTV %,” “Whole Loan Maturity Date LTV %,” “Whole Loan UW NOI Debt Yield %” and “Whole Loan UW NCF Debt Yield %” to the nearest 1/10th of one percent and

d.	Round the “Whole Loan UW NOI DSCR,” “Whole Loan UW NCF DSCR,” “Amortizing Whole Loan UW NOI DSCR” and “Amortizing Whole Loan UW NCF DSCR” to two decimal places.

Attachment A Page 12 of 13

27.	Using the:

a.	Cut-off Total Debt Balance ($),

b.	Maturity Total Debt Balance ($),

c.	Total Debt Annual Debt Service ($),

d.	Amortizing Total Debt Annual Debt Service ($),

e.	As Is Appraised Value ($),

f.	UW NOI ($) and

g.	UW NCF ($)

of the Total Debt associated with the Whole Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Cut-off Date LTV %,

ii.	Total Debt Maturity Date LTV %,

iii.	Total Debt UW NOI DSCR,

iv.	Total Debt UW NCF DSCR,

v.	Amortizing Total Debt UW NOI DSCR

vi.	Amortizing Total Debt UW NCF DSCR,

vii.	Total Debt UW NOI Debt Yield % and

viii.	Total Debt UW NCF Debt Yield %

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Use the “Total Debt Annual Debt Service ($)” to recalculate the “Total Debt UW NOI DSCR” and “Total Debt UW NCF DSCR” characteristics,

b.	Use the “Amortizing Total Debt Annual Debt Service ($)” to recalculate the “Amortizing Total Debt UW NOI DSCR” and “Amortizing Total Debt UW NCF DSCR” characteristics,

c.	Round the “Total Debt Cut-off Date LTV %,” “Total Debt Maturity Date LTV %,” “Total Debt UW NOI Debt Yield %” and “Total Debt UW NCF Debt Yield %” to the nearest 1/10th of one percent and

d.	Round the “Total Debt UW NOI DSCR,” “Total Debt UW NCF DSCR,” “Amortizing Total Debt UW NOI DSCR” and “Amortizing Total Debt UW NCF DSCR” to two decimal places.

28.	Using the:

a.	Master Servicing Fee %,

b.	Primary Servicing Fee %,

c.	Trustee / Cert Admin Fee %,

d.	CREFC Fee % and

e.	Sub-Servicing Fee %

of the Trust Loan, all as shown on the Final Data File, we recalculated the “Trust Loan Admin. Fee %” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 13

29.	Using the:

a.	Trust Loan Note Rate and

b.	Trust Loan Admin. Fee %

of the Trust Loan, both as shown on the Final Data File, we recalculated the “Net Trust Loan Rate %” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Document Title	Document Date

Promissory Note	12 November 2015

Loan Agreement	12 November 2015

Guaranty Agreement	12 November 2015

Closing Statement	12 November 2015

Cash Management Agreement	12 November 2015

Mezzanine Promissory Note	12 November 2015

Mezzanine Loan Agreement	12 November 2015

Property Source Documents

Document Title	Document Date

Appraisal Report	18 October 2015

Engineering Report	5 November 2015

Environmental Phase I Report	4 September 2015

Seismic Report	5 November 2015

Underwriter’s Summary Report	5 November 2015

Underwritten Rent Roll	5 November 2015

USPS Internet Site (www.usps.gov)	Not Applicable

Pro Forma Title Policy	12 November 2015

Lease Agreements	Various

Lease Modification Agreements	Various

Tenant Estoppels	Various

Management Agreement	12 November 2015

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Subtype	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Total Square Feet	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document

As Is Appraised Value ($) (see Note 2)	Appraisal Report
Appraisal Date (see Note 2)	Appraisal Report
Appraisal Firm	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
PML Report Date	Seismic Report
PML %	Seismic Report

Major Tenant Information: (see Note 3)

Characteristic	Source Document

Tenant	Underwritten Rent Roll
Tenant Unit Size	Underwritten Rent Roll
Tenant Lease Expiration Date	Underwritten Rent Roll

Underwriting Information: (see Note 4)

Characteristic	Source Document

UW Economic Occupancy %	Underwriter’s Summary Report
UW Base Rent ($)	Underwriter’s Summary Report
UW Reimbursements ($)	Underwriter’s Summary Report
UW Other Income ($)	Underwriter’s Summary Report
UW Rental Income ($)	Underwriter’s Summary Report
UW Vacancy ($)	Underwriter’s Summary Report
UW Effective Gross Income ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

UW Total Expenses ($)	Underwriter’s Summary Report
UW NOI ($)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
Appraisal Base Rent ($)	Underwriter’s Summary Report
Appraisal Reimbursements ($)	Underwriter’s Summary Report
Appraisal Other Income ($)	Underwriter’s Summary Report
Appraisal Revenues ($)	Underwriter’s Summary Report
Appraisal Vacancy ($)	Underwriter’s Summary Report
Appraisal Effective Gross Income ($)	Underwriter’s Summary Report
Appraisal Total Expenses ($)	Underwriter’s Summary Report
Appraisal NOI ($)	Underwriter’s Summary Report
Budget Base Rent ($)	Underwriter’s Summary Report
Budget Reimbursements ($)	Underwriter’s Summary Report
Budget Other Income ($)	Underwriter’s Summary Report
Budget Revenues ($)	Underwriter’s Summary Report
Budget Vacancy ($)	Underwriter’s Summary Report
Budget Effective Gross Income ($)	Underwriter’s Summary Report
Budget Total Expenses ($)	Underwriter’s Summary Report
Budget NOI ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Capex Reserve ($)	Closing Statement and Loan Agreement
Upfront TI/LC Reserve ($)	Closing Statement and Loan Agreement
Upfront Engin. Reserve ($)	Closing Statement and Loan Agreement
Upfront RE Tax Reserve ($)	Closing Statement and Loan Agreement
Upfront Ins. Reserve ($)	Closing Statement and Loan Agreement
Upfront Other Reserve ($)	Closing Statement and Loan Agreement
Upfront Other Reserve Description	Closing Statement and Loan Agreement
Monthly Capex Reserve ($)	Closing Statement and Loan Agreement
Monthly TI/LC Reserve ($)	Closing Statement and Loan Agreement
Monthly RE Tax Reserve ($)	Closing Statement and Loan Agreement
Monthly Ins. Reserve ($)	Closing Statement and Loan Agreement
Monthly Other Reserve ($)	Loan Agreement
Monthly Other Reserve Description	Loan Agreement
Capex Reserve Cap ($)	Loan Agreement
TI/LC Reserve Cap ($)	Loan Agreement
RE Tax Reserve Cap ($)	Loan Agreement
Ins. Reserve Cap ($)	Loan Agreement
Other Reserve Cap ($)	Loan Agreement

Exhibit 2 to Attachment A

Whole Loan, Trust Loan and Companion Loan Information:

Characteristic	Source Document(s)

Borrower	Loan Agreement
Principal / Carveout Guarantor	Guaranty Agreement
Original Whole Loan Balance ($)	Loan Agreement
Whole Loan Note Rate	Loan Agreement
Subordinate Mortgage Debt Note Rate	Loan Agreement
Interest Rate Type (Fixed/Floating)	Loan Agreement
Amortizing Whole Loan Monthly Debt Service ($) (see Note 5)	Loan Agreement
Amortizing Trust Loan Monthly Debt Service ($) (see Note 6)	Loan Agreement
Amortizing Subordinate Mortgage Debt Monthly Debt Service ($) (see Note 6)	Loan Agreement
First Payment Date	Loan Agreement
Amortization Type	Loan Agreement
Accrual Type	Loan Agreement
Interest Accrual Start	Loan Agreement
Interest Accrual End	Loan Agreement
Payment Frequency	Loan Agreement
Maturity Date	Loan Agreement
Payment Due Date	Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Assumption Fee	Loan Agreement
Note Date	Promissory Note
Lockbox (Y/N)	Cash Management Agreement and Loan Agreement
Lockbox Type (see Note 7)	Cash Management Agreement and Loan Agreement
Cash Management (see Note 8)	Cash Management Agreement and Loan Agreement
Cash Management Trigger	Cash Management Agreement and Loan Agreement
Prepayment Provision (Payments)	Loan Agreement
Partial Prepay or Release Allowed (Y/N)	Loan Agreement
Partial Prepay or Release Details	Loan Agreement
Title Type	Pro Forma Title Policy
Letter of Credit	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Subordinate Debt (Y/N)	Loan Agreement and Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Whole Loan, Trust Loan and Companion Loan Information: (continued)

Characteristic	Source Document(s)

Subordinate Debt Type	Loan Agreement and Mezzanine Loan Agreement
Original Subordinate Debt Balance ($)	Mezzanine Loan Agreement
Subordinate Debt Note Rate	Mezzanine Loan Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, we were instructed by the Depositor to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “As Is Appraised Value ($)” and “Appraisal Date” characteristics, the Depositor instructed us to use the “Consolidated Market Value As-Is” appraised value of $845,000,000 and corresponding valuation date of 8 October 2015, both as shown on the appraisal report Source Document.

3.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant if the lease for each space has the same expiration date, as shown on the underwritten rent roll Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

5.	For the purpose of comparing the “Amortizing Whole Loan Monthly Debt Service ($)” characteristic, the Depositor instructed us to use the monthly debt service for the Whole Loan after the expiration of the “Original IO Term” (as defined in Item 6. of Attachment A), as shown on the loan agreement Source Document.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the “Amortizing Trust Loan Monthly Debt Service ($)” characteristic for the Trust Loan, the Depositor instructed us to use the pro-rata portion of the “Amortizing Whole Loan Monthly Debt Service ($),” as shown on the Preliminary Data File, based on the ratio of the “Original Trust Loan Balance ($)” of the Trust Loan, as shown on the Preliminary Data File, to the “Original Whole Loan Balance ($)” of the Whole Loan, as shown on the Preliminary Data File.

For the purpose of comparing the “Amortizing Subordinate Mortgage Debt Monthly Debt Service ($)” characteristic for the Companion Loan, the Depositor instructed us to use the pro-rata portion of the “Amortizing Whole Loan Monthly Debt Service ($),” as shown on the Preliminary Data File, based on the ratio of the “Original Subordinate Mortgage Debt Balance ($)” of the Companion Loan, as shown on the Preliminary Data File, to the “Original Whole Loan Balance ($)” of the Whole Loan, as shown on the Preliminary Data File.

7.	For purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” if the cash management agreement and loan agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” for the “Cash Management” characteristic if the funds in the lockbox account are used to pay debt service, reserves and other amounts required before the lender either (i) disburses excess cash to the borrower or (ii) retains excess cash as additional collateral for the Whole Loan, all as described in the cash management agreement and loan agreement Source Documents.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan #
Seller
Subordinate Mortgage Debt (Y/N)
Subordinate Mortgage Debt Type
Property Name Original Trust Loan Balance ($) (see Note 1) Original Subordinate Mortgage Debt Balance ($) (see Note 1)
Trust Loan Note Rate (see Note 1)
Subordinate Mortgage Debt Note Rate (see Note 1)
% of Initial Pooled Balance
Loan Purpose
Energy Designation
Number of Properties
Master Servicing Fee %
Primary Servicing Fee %
Trustee / Cert. Admin Fee %
CREFC Fee %
Sub-Servicing Fee %

Notes:

1.	The Depositor indicated that the Whole Loan was split into a Trust Loan and a Companion Loan, and instructed us to use:
a.	The original principal balance of the Trust Loan that is shown in the table below for the “Original Trust Loan Balance ($)” characteristic,
b.	The original principal balance of the Companion Loan that is shown in the table below for the “Original Subordinate Mortgage Debt Balance ($)” characteristic,
c.	The interest rate of the Trust Loan that is shown in the table below for the “Trust Loan Note Rate” characteristic and
d.	The interest rate of the Companion Loan that is shown in the table below for the “Subordinate Mortgage Debt Note Rate” characteristic.

Loan	Original Trust Loan Balance ($)	Trust Loan Note Rate	Loan	Original Subordinate Mortgage Debt Balance ($)	Subordinate Mortgage Debt Note Rate

Trust Loan	$430,000,000	4.96345%	Companion Loan	$71,000,000	4.96345%

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics (including the information described in Note 1 above).